Related Party Transactions (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Repayment to related party				$ 1,000	$ 385,420	$ 1,767,391
Related party transaction, description				(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Cost of revenue				$ 178,636	1,448,533	399,177
Inventories purchased from related parties				0	26,698	44,502
Purchased financial application software				0	0	5,059
Interest expenses for loans from related parties				632,251	95,091	$ 0
Individual [Member]
Related Party Transactions (Textual)
Related party transaction, description	The Company entered into a loan agreement with Yuxiang Qi. Interest rate was 15% during the loan period and 24% for the period past due. In March 2019, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting in an increase in principal from RMB3,000,000 (approximately $462,000) to RMB3,405,000 (approximately $522,000) and extend the maturity date from December 2018 to May 2019. As of December 31, 2019, the Company was in default of this loan, and was subject to 24% annual interest rate.
Related Party Transaction [Member]
Related Party Transactions (Textual)
Unsecured short term loans from related parties				4,791,403	1,176,690
Repayment to related party				$ 1,080,947	$ 60,490
Related party transaction, description			The Company entered into a loan agreement with Dandan Liu. In May 2018, the agreement was amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting an increase in principal from RMB3,000,000 (approximately $466,000) to RMB3,030,000 (approximately $471,000) and increase the interest rate from 3% to 15%. Interest rate will be 24% for the period past due. In March 2019, the agreement was further amended to, among others, reclassify unpaid interest payable to the principal of the loan, resulting increase in principal to RMB3,484,500 (approximately $539,000) and extend the maturity date from January 2019 to May 2019.
Related Party Transaction [Member] | Minimum [Member]
Related Party Transactions (Textual)
Interest rate for loans outstanding				0.00%
Related Party Transaction [Member] | Maximum [Member]
Related Party Transactions (Textual)
Interest rate for loans outstanding				25.00%
TDH Group BVBA [Member]
Related Party Transactions (Textual)
Related party transaction, description		TDH Group BVBA borrowed non-interest bearing, unsecured long term loans from Rongfeng Cui in the aggregate amount of €250,000 (approximately $288,000), of which €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €60,000 (approximately $69,000), €10,000 (approximately $11,500) and $0 is due in the year ended December 31, 2019, 2020, 2021, 2022, 2023 and thereafter, respectively.